Stock-Based Compensation (Additional Information Related To Stock Options Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of stock options exercised	$ 18.4	$ 24.9	$ 7.5
Cash received from stock options exercised	36.9	35.6	20.5
Total fair value of stock options vested	$ 4.4	$ 4.5	$ 4.5